Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 1,731,517	$ 1,522,739
Additional reserve through bad debt expense		285,264
Exchange rate difference	50,015	(76,486)
Ending balance	$ 1,781,532	$ 1,731,517